Leases (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Rent expense, net of sublease income				$ 46	$ 29	$ 10
Sublease rental income as a percent of lease expense	100.00%
Operating lease impairment charge		$ 1	$ 11	11
Leases not yet commenced				$ 120	$ 246